Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2325 E Camelback Rd,
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(800)
Local Phone Number	436-1436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false